UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.4%
	BASIC MATERIALS – 4.7%
114	Air Products & Chemicals, Inc.	$11,986
52	CF Industries Holdings, Inc.	12,005
373	Freeport-McMoRan Copper & Gold, Inc.	12,089
258	Innophos Holdings, Inc.	12,041
1,625	Intrepid Potash, Inc.*	23,887
113	Monsanto Co.	12,040
269	Mosaic Co.	12,013
932	Olin Corp.	23,962
96	Praxair, Inc.	11,973
173	Quaker Chemical Corp.1	11,956
342	Reliance Steel & Aluminum Co.	23,923
490	Sensient Technologies Corp.1	23,971
		191,846
	COMMUNICATIONS – 4.5%
469	Blucora, Inc.*1	12,011
416	CenturyLink, Inc.1	12,006
696	Corning, Inc.	11,978
185	Expedia, Inc.	12,021
436	Gannett Co., Inc.	12,003
422	HealthStream, Inc.*	12,246
548	NIC, Inc.	11,914
741	NTELOS Holdings Corp.1	12,160
159	OpenTable, Inc.*1	11,970
165	Scripps Networks Interactive, Inc. - Class A	11,966
560	Symantec Corp.	11,990
1,134	TIBCO Software, Inc.*1	24,143
155	TripAdvisor, Inc.*1	11,964
204	VeriSign, Inc.*	11,985
		180,357
	CONSUMER, CYCLICAL – 26.0%
1,786	American Eagle Outfitters, Inc.1	24,165
746	ANN, Inc.*1	24,126
1,287	Ascena Retail Group, Inc.*	24,144
328	Bally Technologies, Inc.*	24,049
187	Bed Bath & Beyond, Inc.*	11,940
510	Best Buy Co., Inc.1	12,005
896	Big Lots, Inc.*	24,004
420	BJ's Restaurants, Inc.*	11,911
272	Buckle, Inc.	12,055
85	Buffalo Wild Wings, Inc.*1	12,058
430	Cato Corp. - Class A	12,023
539	Cheesecake Factory, Inc.1	24,007
227	Children's Place Retail Stores, Inc.*	11,956

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
822	Cinemark Holdings, Inc.	$24,093
107	Costco Wholesale Corp.1	12,022
121	Cracker Barrel Old Country Store, Inc.1	11,980
242	Darden Restaurants, Inc.	11,964
154	DineEquity, Inc.1	11,983
215	Dollar General Corp.*1	12,109
238	Dollar Tree, Inc.*1	12,024
341	Domino's Pizza, Inc.1	24,078
195	Family Dollar Stores, Inc.1	12,055
273	Fastenal Co.1	11,993
633	Francesca's Holdings Corp.*	12,027
216	G&K Services, Inc. - Class A1	12,072
344	GameStop Corp. - Class A1	12,064
852	Guess?, Inc.1	23,899
193	Harley-Davidson, Inc.	11,906
202	Hibbett Sports, Inc.*	12,122
696	HNI Corp.	23,880
156	Home Depot, Inc.	11,989
440	HSN, Inc.	24,099
578	Interface, Inc.	12,109
834	International Game Technology	12,035
727	International Speedway Corp. - Class A	24,405
454	Interval Leisure Group, Inc.	11,986
341	iRobot Corp.*1	12,051
237	Kohl's Corp.	11,999
230	L Brands, Inc.1	12,043
444	La-Z-Boy, Inc.	11,952
588	Life Time Fitness, Inc.*	24,202
258	Lowe's Cos., Inc.	11,943
134	Lumber Liquidators Holdings, Inc.*	11,925
252	Men's Wearhouse, Inc.1	12,106
287	MSC Industrial Direct Co. - Class A1	24,114
390	Newell Rubbermaid, Inc.	12,051
209	Nordstrom, Inc.1	12,007
159	Oxford Industries, Inc.	12,000
927	PetMed Express, Inc.	12,264
191	Polaris Industries, Inc.	23,913
76	Ralph Lauren Corp.1	11,924
186	Red Robin Gourmet Burgers, Inc.*1	11,984
177	Ross Stores, Inc.	12,020
736	Select Comfort Corp.*1	12,048
910	SkyWest, Inc.	11,839
675	Sonic Corp.*1	12,008
918	Staples, Inc.1	12,081

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
168	Starbucks Corp.1	$11,948
160	Starwood Hotels & Resorts Worldwide, Inc.	11,954
212	Target Corp.1	12,008
498	Texas Roadhouse, Inc.1	12,076
719	Titan International, Inc.	12,050
210	TJX Cos., Inc.	12,046
181	Tractor Supply Co.	12,038
269	Vitamin Shoppe, Inc.*1	12,057
51	W.W. Grainger, Inc.1	11,958
210	Walgreen Co.1	12,043
442	Williams-Sonoma, Inc.1	24,098
432	Wolverine World Wide, Inc.	12,053
178	Yum! Brands, Inc.	11,953
562	Zumiez, Inc.*1	12,094
		1,046,187
	CONSUMER, NON-CYCLICAL – 20.3%
235	Air Methods Corp.*	12,086
340	Altria Group, Inc.1	11,975
286	American Public Education, Inc.*1	12,106
287	Amsurg Corp.*1	11,982
363	Anika Therapeutics, Inc.*	12,077
304	Archer-Daniels-Midland Co.1	12,002
58	Boston Beer Co., Inc. - Class A*	12,082
240	Cal-Maine Foods, Inc.	12,091
291	Campbell Soup Co.	11,992
376	Cantel Medical Corp.1	11,919
193	Capella Education Co.1	12,041
313	Cardtronics, Inc.*1	12,057
136	Clorox Co.1	12,005
317	Coca-Cola Co.	11,989
196	Colgate-Palmolive Co.1	12,001
290	CONMED Corp.	12,166
754	CoreLogic, Inc.*	24,015
330	Corporate Executive Board Co.	24,123
186	Edwards Lifesciences Corp.*	12,112
504	Emergent Biosolutions, Inc.*	12,061
287	Ensign Group, Inc.1	12,031
174	Estee Lauder Cos., Inc. - Class A	11,961
480	ExlService Holdings, Inc.*	12,072
1,150	Flowers Foods, Inc.1	24,093
647	FTI Consulting, Inc.*1	23,984
279	Heartland Payment Systems, Inc.	12,028
663	Hill-Rom Holdings, Inc.	24,047

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
385	Ingredion, Inc.	$23,986
228	IPC The Hospitalist Co., Inc.*1	12,171
207	Kellogg Co.1	12,002
333	Kroger Co.1	12,021
134	Laboratory Corp. of America Holdings*1	12,037
157	Mead Johnson Nutrition Co.1	12,072
212	Medtronic, Inc.1	11,991
843	Nutrisystem, Inc.1	11,987
402	On Assignment, Inc.*	11,931
149	PepsiCo, Inc.1	11,974
153	Philip Morris International, Inc.	11,955
397	Prestige Brands Holdings, Inc.*	12,013
156	Procter & Gamble Co.1	11,953
385	Safeway, Inc.1	12,027
502	Sotheby's	24,056
528	Spartan Stores, Inc.	11,928
525	STERIS Corp.	24,092
341	Strayer Education, Inc.*1	11,921
343	Sysco Corp.1	12,032
553	TeleTech Holdings, Inc.*1	12,066
400	Total System Services, Inc.	11,952
206	Towers Watson & Co. - Class A	24,086
493	TrueBlue, Inc.*	12,093
305	Tupperware Brands Corp.1	23,900
175	WD-40 Co.1	12,028
369	WellCare Health Plans, Inc.*	24,026
253	West Pharmaceutical Services, Inc.1	12,005
776	Western Union Co.	11,950
128	Zimmer Holdings, Inc.1	12,028
398	Zoetis, Inc.	12,083
		817,464
	ENERGY – 6.5%
149	Apache Corp.1	11,959
504	Atwood Oceanics, Inc.*	23,890
107	Chevron Corp.1	11,944
747	Denbury Resources, Inc.*1	12,004
248	Diamond Offshore Drilling, Inc.1	12,038
237	Dril-Quip, Inc.*1	23,833
239	Ensco PLC - Class A1	12,038
369	Marathon Oil Corp.1	12,100
1,056	Newpark Resources, Inc.*	11,996
388	Noble Corp.	12,040
192	Noble Energy, Inc.1	11,967

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
351	Oceaneering International, Inc.1	$23,921
255	Oil States International, Inc.*1	23,957
70	Pioneer Natural Resources Co.1	11,852
564	Rosetta Resources, Inc.*1	24,032
383	Stone Energy Corp.*	11,854
961	Swift Energy Co.*1	11,897
		263,322
	FINANCIAL – 3.9%
120	Affiliated Managers Group, Inc.*	23,909
394	CoreSite Realty Corp. - REIT	12,088
226	eHealth, Inc.*	12,075
195	Financial Engines, Inc.	11,879
231	Franklin Resources, Inc.	12,014
280	HCI Group, Inc.	11,908
656	Host Hotels & Resorts, Inc. - REIT	12,064
187	Outerwall, Inc.*1	12,026
240	Portfolio Recovery Associates, Inc.*	12,053
372	Taubman Centers, Inc. - REIT1	24,188
489	ViewPoint Financial Group, Inc.	12,039
		156,243
	INDUSTRIAL – 15.7%
93	3M Co.	11,922
507	A.O. Smith Corp.1	23,941
404	AAON, Inc.	11,983
449	AAR Corp.	11,966
351	Actuant Corp. - Class A1	12,011
346	Albany International Corp. - Class A1	11,961
176	American Science & Engineering, Inc.	12,037
138	Amphenol Corp. - Class A	11,989
356	Apogee Enterprises, Inc.1	12,033
340	Atlas Air Worldwide Holdings, Inc.*	12,012
238	Badger Meter, Inc.1	12,124
95	Boeing Co.1	11,900
437	Brady Corp. - Class A	11,956
167	Bristow Group, Inc.1	11,989
167	CIRCOR International, Inc.1	12,027
433	CLARCOR, Inc.	23,997
704	Comfort Systems USA, Inc.	11,996
622	Con-way, Inc.1	23,928
94	Cummins, Inc.	11,936
613	Darling International, Inc.*	11,990
248	Drew Industries, Inc.1	11,926
125	DXP Enterprises, Inc.*	12,005

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
235	Encore Wire Corp.	$12,006
175	EnerSys, Inc.1	11,911
293	Expeditors International of Washington, Inc.	11,972
232	FARO Technologies, Inc.*	11,999
977	Federal Signal Corp.*	12,037
89	FedEx Corp.	11,865
158	Fluor Corp.	12,002
340	Graco, Inc.	23,627
444	Hillenbrand, Inc.	12,019
204	Ingersoll-Rand PLC	11,993
226	Joy Global, Inc.	11,931
114	Kansas City Southern	12,037
305	Koppers Holdings, Inc.1	12,047
348	Lincoln Electric Holdings, Inc.1	24,082
318	Movado Group, Inc.1	12,005
104	Northrop Grumman Corp.	12,017
149	Pall Corp.1	11,935
105	Parker Hannifin Corp.	11,904
524	Rofin-Sinar Technologies, Inc.*	12,104
368	Simpson Manufacturing Co., Inc.	11,997
119	Snap-on, Inc.	11,918
158	Sturm Ruger & Co., Inc.1	12,035
289	Waste Management, Inc.1	12,074
213	Watts Water Technologies, Inc. - Class A	11,932
591	Worthington Industries, Inc.1	23,959
		635,037
	TECHNOLOGY – 7.5%
150	Accenture PLC - Class A	11,982
307	ANSYS, Inc.*	24,109
24	Apple, Inc.1	12,015
435	ATMI, Inc.*	12,041
351	Blackbaud, Inc.	12,096
374	CA, Inc.	11,998
685	Cirrus Logic, Inc.*1	11,994
221	Citrix Systems, Inc.*	11,950
348	CommVault Systems, Inc.*1	24,036
109	Dun & Bradstreet Corp.	11,990
496	EMC Corp.	12,023
444	Fair Isaac Corp.	24,136
209	Hittite Microwave Corp.*1	11,986
598	Informatica Corp.*	24,135
68	International Business Machines Corp.	12,014
264	j2 Global, Inc.	11,972

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,159	Mentor Graphics Corp.	$24,107
227	Seagate Technology PLC	11,999
458	Synchronoss Technologies, Inc.*	12,210
293	Teradata Corp.*	12,048
		300,841
	UTILITIES – 0.3%
741	TECO Energy, Inc.	12,138

	TOTAL COMMON STOCKS (Cost $3,730,149)	3,603,435

	SHORT-TERM INVESTMENTS – 14.6%
587,566	Fidelity Institutional Money Market Fund, 0.03%2	587,566

	TOTAL SHORT-TERM INVESTMENTS (Cost $587,566)	587,566

	TOTAL INVESTMENTS – 104.0% (Cost $4,317,715)	4,191,001
	Liabilities in Excess of Other Assets – (4.0)%	(161,180)

	TOTAL NET ASSETS – 100.0%	$4,029,821

	SECURITIES SOLD SHORT – (49.8)%
	EXCHANGE-TRADED FUNDS – (49.8)%
(5,963)	iShares Russell 2000 ETF	(668,810)
(3,751)	SPDR S&P 500 ETF Trust	(668,353)
(2,797)	SPDR S&P MidCap 400 ETF Trust	(667,868)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,864,309)	$(2,005,031)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

1	All or a portion of this security is segregated as collateral for securities sold short and futures contracts.

2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	January 31, 2014	(Depreciation)

(6)	NASDAQ 100 E-Mini Index	March 2014	$422,885	$424,090	$1,205
5	S&P 500 E-Mini Index	March 2014	446,275	444,150	(2,125)

	TOTAL FUTURES CONTRACTS		$869,160	$868,240	$(920)

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 26.8%
104,797	iShares 0-5 Year TIPS Bond ETF1	$10,611,744
200,633	iShares 1-3 Year Credit Bond ETF	21,180,826
656,540	iShares 1-3 Year Treasury Bond ETF	55,510,457
109,781	iShares MBS ETF	11,694,970
92,000	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	4,885,200
461,220	PIMCO Enhanced Short Maturity Exchange-Traded Fund	46,726,198

	TOTAL EXCHANGE-TRADED FUNDS (Cost $150,920,991)	150,609,395

	SHORT-TERM INVESTMENTS – 73.0%
409,973,760	Fidelity Institutional Money Market Fund, 0.03%2	409,973,760

	TOTAL SHORT-TERM INVESTMENTS (Cost $409,973,760)	409,973,760

	TOTAL INVESTMENTS – 99.8% (Cost $560,894,751)	560,583,155
	Other Assets in Excess of Liabilities – 0.2%	884,448

	TOTAL NET ASSETS – 100.0%	$561,467,603

ETF – Exchange-Traded Fund
MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	All or a portion of this security is segregated as collateral for securities sold short.

2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which is recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

(e) Money Market Investments
The Managed Futures Strategy Fund invests a significant amount (73.0% as of January 31, 2014) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Note 3 – Federal Income Taxes
At January 31, 2014, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Long/Short Equity	Managed Futures Strategy
Cost of investments	$4,317,798	$560,894,751

Gross unrealized appreciation	$6,949	$216,041
Gross unrealized depreciation	(133,746)	(572,637)
Net unrealized depreciation on investments	$(126,797)	$(356,596)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ assets carried at fair value:

Long/Short Equity	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$3,603,435	$-	$-	$3,603,435
Short-Term Investments	587,566	-	-	587,566
Total Investments	$4,191,001	$-	$-	$4,191,001
Other Financial Instruments2
Futures Contracts	$1,205	$-	$-	$1,205
Total Assets	$4,192,206	$-	$-	$4,192,206

Liabilities
Securities Sold Short
Exchange-Traded Funds	$2,005,031	$-	$-	$2,005,031
Other Financial Instruments2
Futures Contracts	$2,125	$-	$-	$2,125
Total Liabilities	$2,007,156	$-	$-	$2,007,156

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2014 (Unaudited)

Managed Futures Strategy	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$150,609,395	$-	$-	$150,609,395
Short-Term Investments	409,973,760	-	-	409,973,760
Total Investments	$560,583,155	$-	$-	$560,583,155

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/1/14

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/14